COMMITMENTS	6 Months Ended	12 Months Ended
	May 31, 2014	Nov. 30, 2013
COMMITMENTS [Text Block]

NOTE 3 – COMMITMENTS:

a.

On February 2, 2012, the Israeli subsidiary, Orgenesis Ltd. (the “ Israeli Subsidiary ”), entered into a licensing agreement with Tel Hashomer - Medical Research, Infrastructure and Services Ltd (the “ Licensor ”). According to the agreement, the subsidiary was granted a worldwide royalty bearing, exclusive license to certain information regarding a molecular and cellular approach directed at converting liver cells into functional insulin producing cells, as treatment for diabetes.

As consideration for the licensed information, the subsidiary will pay the following to the Licensor:

1)	A royalty of 3.5% of net sales.
2)	16% of all sublicensing fees received.
3)

An annual license fee of $15,000, which commenced on January 1, 2012 and shall be paid once every year thereafter (the “ Annual Fee ”). The Annual Fee is non-refundable, but it shall be credited each year due, against the royalty noted above, to the extent that such are payable, during that year.

4)	Milestone payments as follows:

a)	$50,000 on the date of initiation of phase I clinical trials in human subjects;
b)	$50,000 on the date of initiation of phase II clinical trials in human subjects;
c)	$150,000 on the date of initiation of phase III clinical trials in human subjects;
d)	$750,000 on the date of initiation of issuance of an approval for marketing of the first product by the FDA.
e)	$2,000,000, when worldwide net sales of Products have reached the amount of $150,000,000 for the first time, (The “ Sales Milestone ”).

As of May 31, 2014 the Company has not reached these milestones.

In the event of closing of an acquisition of all of the issued and outstanding share capital of the Israeli Subsidiary and/or consolidation of the Israeli Subsidiary or the Company into or with another corporation (“ Exit ”), the Licensor shall be entitled to choose whether to receive from the Company a one-time payment based, as applicable, on the value of either 5,563,809 shares of common stock of the Company at the time of the Exit or the value of 1,000 shares of common stock of the Israeli Subsidiary at the time of the Exit.

On March 22, 2012 the Israeli Subsidiary entered into a research service agreement with the Licensor. According to the agreement, the Licensor will perform a study at the facilities and use the equipment and personnel of the Chaim Sheba Medical Center (the “ Hospital ”), for the total consideration of approximately $74,000 for a year. On May 1, 2013, the Israeli Subsidiary renewed the research agreement for the total annual consideration of approximately $92,000, and on May 4, 2014, the Israeli Subsidiary renewed the research agreement for the total annual consideration of approximately $114,000.

b.

On February 2, 2012 the Company entered into an agreement with its patent attorneys, Mintz, Levin, Ferris, Glovsky and Popeo, P.C. (“ Mintz Levin ”) for professional services related to the patent registration. In addition to an amount of $80,000 paid to this service provider, the Company issued 1,390,952 shares of common stock that will be held in escrow for two years. As a result of the escrow, the fair value of these shares issued for services were $509,622 based on a 34.57% discount calculated, on the price per share on February 2, 2012. The Company will pay an additional $50,000 upon consummation of the earlier of:

1)	The purchase of all the Company’s common stock and/or amalgamation of the Company or its subsidiary into or with another corporation.
2)	The Company sublicensing the technology to a non-affiliate of the Company.
3)	$20,000 upon each of the following milestones (but in any event no more than $50,000 in total):

	a)	Initiation by the Company of phase I clinical trials for the Company’s product in human subjects.
	b)	Initiation by the Company of phase II clinical trials in human subjects.
	c)	Initiation by the Company of phase III clinical trials in human subjects.

As of May 31, 2014 the Company has not reached these milestones.

c.

On December 23, 2012, the Company appointed Mr. Sav DiPasquale as the Company’s President and Chief Executive Officer. As part of his compensation he was to receive stock options at an exercise price of $0.001 per share upon the performance as follows:

	1)	982,358 performance shares will be issued upon the completion of a fundraising.
	2)	1,473,537 stock options will be issued as to 25% on each of the first, second, third and fourth anniversaries of the date of his employment agreement.

On October 23, 2013, 255,413 performance options were granted to Mr. Dipasqale based on his agreement.

On December 23, 2013, Mr. DiPasquale, resigned. As a result of his resignation all options that were not vested were forfeited.

On January 2, 2014, the board of directors approved a grant of 368,393 options out of the 1,473,537 options mentioned in b. above. The grant is based on Mr. DiPasquale’s employment agreement.

According to Mr. DiPasquale’s employment agreement, all vested options expire 90 days after the date of termination of employment.

On February 19, 2014, Mr. DiPasquale exercised 623,806 options at a price of $0.001 per share.

d.

On March 27, 2013, the Company signed an agreement with Mintz Levin in which 16% of its fees will be converted to shares of common stock of the Company at market price. A total of $12,463 of fees incurred should be converted into shares of common stock. As of May 31, 2014, the issuance of shares has not yet occurred.

e.

On May 6, 2013, the Israeli Subsidiary entered into a Process Development Agreement with Pall Life Science Belgium BVBA (formerly ATMI BVBA), a Belgian Company which is a wholly-owned subsidiary of Pall Corporation (“ Pall ”), a U.S. publicly traded company. According to the agreement Pall will provide services in cell research. The Company will use Pall’s unique technology while the Company will provide to Pall the required materials for purpose of the study. According to the agreement, the Company will pay per achieved phase, as defined in the agreement, with a total consideration of Euro 606,500 for all services. As of May 31, 2014, the Company received services in total value of Euro 230,030.

f.

On April 3, 2014, the Company entered into a consulting agreement with Aspen Agency Limited, a Hong Kong corporation (“ Aspen ”), pursuant to which Aspen has agreed to provide investment banking, investor relations and business development services to the Company. In consideration for Aspen’s services, the Company has agreed to issue to Aspen 3,000,000 stock options to acquire shares of the Company’s common stock at an exercise price of $0.52 per share, for a period of three years. The options will be subject to vesting provisions as follows:

1)	1,000,000 options (the “First Tranche”) will vest as of the date of execution of the agreement;

2)	in the event Aspen exercises all 1,000,000 vested First Tranche options during the first 12 months of the agreement, the “Second Tranche” of 2,000,000 options will vest.

The term of the consulting agreement is from April 3, 2014 and will run for an indefinite period unless terminated by either party providing 30 days written notice.

Accounting treatment for the options granted

The agreement combined options exercisable to the Company shares of common stock and additional options which vest once the First Tranche is exercised. Since the benefit to the grantee from exercising the First Tranche depends on the fair value of the Second Tranche of the options at the date of the exercise of the First Tranche, the fair value of the First and Second Tranches as of April 3, 2014 was determined by using a hybrid model combining a Monte Carlo and the Black-Scholes valuation model.

The fair value of the First Tranche of the options as of April 3, 2014 was determined by using a Monte Carlo with the fair valuation of the Second Tranche. The fair value of the Second Tranche of the options as of April 3, 2014 was determined by using the Black-Scholes valuation model based on the projected values of the Company’s shares of common stock generated by the Monte Carlo simulation model with the following assumptions:

Fair value of the Company’s shares of common stock	$0.51
Expected life (years)	1 - 3
Expected stock price volatility	100%
Risk free interest rate	0.11 - 0.95%
Expected dividend yield	0.0%

The fair value of $744,000 was recorded on April 3, 2014 as additional paid-in-capital in the balance sheet with a corresponding expense in general and administrative expenses.

NOTE 2 – COMMITMENTS:

a.

On February 2, 2012 the Subsidiary entered into a licensing agreement with the Licensor. According to the agreement, the Subsidiary was granted a worldwide royalty bearing, exclusive license to certain information regarding a molecular and cellular approach directed at converting liver cells into functional insulin producing cells, as treatment for diabetes.

As consideration for the licensed information, the Subsidiary will pay the following to the Licensor:

a.	A royalty of 3.5% of net sales.
b.	16% of all sublicensing fees received.
c.

An annual license fee of $15,000, which commenced on January 1, 2012 and shall be paid once every year thereafter (the "Annual Fee").The Annual Fee is non-refundable, but it shall be credited each year due, against the royalty noted above, to the extent that such are payable, during that year.

d.	Milestone payments as follows:

1)	$50,000 on the date of initiation of phase I clinical trials in human subjects;
2)	$50,000 on the date of initiation of phase II clinical trials in human subjects;
3)	$150,000 on the date of initiation of phase III clinical trials in human subjects;
4)	$750,000 on the date of initiation of issuance of an approval for marketing of the first product by the FDA.
5)	$2,000,000, when worldwide net sales of Products have reached the amount of $150,000,000 for the first time, (The "Sales Milestone").

As of November 30, 2013 the Company has not reached these milestones .

In the event of closing of an acquisition of all of the issued and outstanding share capital of the Subsidiary of the Company and/or consolidation of the Subsidiary or the Company into or with another corporation ("Exit"), the Licensor shall be entitled to choose whether to receive from the Company a one-time payment based, as applicable, on the value of either 5,563,809 shares of Common Stock of the Company at the time of the Exit or the value of 1,000 shares of common stock of the Subsidiary at the time of the Exit.

b.

On February 2, 2012 the Company entered into an agreement with Mintz, Levin, Ferris, Glovsky and Popeo, P.c. for professional services related to the patent registration. In addition to an amount of $80,000 paid to this service provider, the Company issued 1,390,952 shares of common stock that will be held in escrow for two years. As a result of the escrow, the fair value of these shares issued for services were $509,622 based on a 34.57% discount calculated, on the price per share on February 2, 2012. The Company will pay an additional $50,000 upon consummation of the earlier of:

1.	The purchase of all the Company's common shares and/or amalgamation of the Company or the Subsidiary into or with another corporation.

2.	The Company sublicensing the technology to a non-affiliate of the Company.

3.	$20,000 upon each of the following milestones (but in any event no more than $50,000 in total):

1.	Initiation by the Company of phase I clinical trials for the Company's product in human subjects.
2.	Initiation by the Company of phase II clinical trials in human subjects.
3.	Initiation by the Company of phase III clinical trials in human subjects.

As of November 30, 2013 the Company has not reached these milestones.

c.

On February 2, 2012, the Company entered into a consultancy agreement with Weinberg Dalyo Inc. for financial consulting services for a consideration of $3,000 per month. During the period of this agreement, if the consultant locates an investor, which the Company enters into a binding investment agreement, the consultant is entitled to a bonus of 1.5% from the total investment in cash. During 2013 the fee has been updated to $12,500 per month.

d.

On February 2, 2012, the Subsidiary entered into an employment agreement (the “ Ferber Employment Agreement ”) with Prof. Sarah Ferber. Pursuant to the Ferber Employment Agreement, Prof. Ferber agrees to serve as our Chief Scientific Officer. Prof. Ferber will be paid a gross salary of NIS (Israeli shekel) 36,000 per month, which is approximately $10,217 based on an exchange rate of 1 NIS equals $0.2838 as of November 30, 2013. In the event the Company completes a financing of at least $1,000,000 (in addition to the $1.5 million private placement in February 2012), Prof. Ferber’s salary will double. On May 6 2013, the Company completed a financing of over $1,000,000, therefore. Prof. Ferber will be paid a gross salary of NIS (Israeli shekel) 72,000 per month, which is approximately $20,433 based on an exchange rate of 1 NIS equals $0.2838 as of November 30, 2013.

e.

On February 2, 2012, the Subsidiary entered into a compensation agreement (the “ Caplan Compensation Agreement ”) with Ms. Caplan. Pursuant to the Caplan Compensation Agreement, Ms. Caplan agrees to serve as a director of our Company. Ms. Caplan will be paid a gross salary of NIS (Israeli shekel) 10,000 per month, which is approximately $2,838 based on an exchange rate of 1 NIS equals $0.2838 as of November 30, 2013. In the event the Company completes a financing of at least $2,000,000, Ms. Caplan will be paid a onetime bonus of $100,000. On May 6, 2013 the Company completed a financing of over $2,000,000. Therefore the Company has recorded an expense of $100,000.

f.

On March 22, 2012 the Subsidiary entered into a research service agreement with the Licensor. According to the agreement, the Licensor will perform a study at the facilities and use the equipment and personnel of the Chaim Sheba Medical Center (the " Hospital "), for the total consideration of approximately $74,000 for a year. On May 1, 2013 the Subsidiary renewed the research agreement for the total annual consideration of approximately $92,000.

g.

On April 17, 2012 the Company entered into an agreement with Yaron Adler to serve as a director in the Company's board of directors for a consideration for every board meeting on an hourly basis. In the event the Company receives an aggregate financing of at least $3,000,000 he will be entitled to a one-time payment in the amount of $15,000. As of November 30, 2013 the milestone was not met. See also Note 5(5).

h.

On April 24, 2012 the Company entered into an agreement with Granzer Regulatory Consulting&Services (" Granzer ") to provide services with regard to regulatory and development aspects in connection with pharmaceutical products in the area of chemistry and pharmacy toxilog, clinical and regulatory. The Company shall pay for services at a range of 125 - 300 Euro per hour or 2,400 Euro per day.

i.

On October 18, 2012 the Company entered into an agreement with Fraunhofer IGB to perform experiments and studies on transplants of liver cells in order to develop the manufacturing process in standards that will enable Orgenesis to use it in clinical trials. According to the agreement the Company will pay per achieved phase –which are defined in the agreement – for a total consideration of 260,000 Euro for all services. Under the terms of the agreement the Company has the discretions to continue at each phase. As of November 30, 2013 the Company completed the first phase which was evaluated at 70,000 Euro.

j.

On December 23, 2012 the Company appointed a new CEO Mr. Sav DiPasquale to the Company, whose compensation will consist of an annual gross salary of $180,000 and the eligibility to receive stock options, performance shares and an annual bonus at the discretion of the board of directors upon the performance as follows:

a.	982,358 Performance Shares will be issued upon the completion of a fundraising.

b.	1,473,537 Shares will be issued as to 25% on each of the first, second, third and fourth anniversaries of the date of the employment agreement. See Note 14(3).

On October 23, 2013, 255,413 performance options were granted to Mr. DiPasquale based on his agreement. See also Notes 5(9) and 14(3).

k.

On March 27, 2013, the Company signed an agreement with Mintz Levin, it's patent attorneys, in which 16% of its fees will be converted to shares of the Company at market price. A total of $6,144 will be converted into common shares. As of November 30, 2013 the issuance of shares has not yet occurred.

l.

On May 6, 2013 the Subsidiary entered into a Process Development Agreement with ATMI BVBA, a Belgium Company which is a wholly owned subsidiary of Advanced Technology Materials, Inc. (“ ATMI ”), a US publicly traded company. According to the agreement ATMI will provide services in cell research. The Company will use ATMI's unique technology while the Company will provide to ATMI the required materials for purpose of the study. According to the agreement the Company will pay per achieved phase, as defined in the agreement, with total consideration of Euro 606,500 for all services. As of November 30, 2013, 80% of work plan 1has been completed, which was valued at Euro 87,000.